Earnings per share (“EPS”)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share (“EPS”)

18.     Earnings per share (“EPS”):

	Year ended December 31, 2020
For the year ended December 31, 2020	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	192.6
Less preferred share dividends:
Series D	(10.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$125.5	241,502,000	$0.52
Effect of dilutive securities:
Share-based compensation	—	541,000
Fairfax warrants	—	3,096,000
Holdback shares	—	5,375,000
Diluted EPS(1):
Net earnings attributable to common shareholders	$125.5	250,514,000	$0.50
(1)	The Exchangeable Notes are not included in the computation of diluted EPS when their effects are anti-dilutive.

	Year ended December 31, 2019
For the year ended December 31, 2019	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$439.1
Less preferred share dividends:
Series D	(14.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$368.0	214,499,000	$1.72
Effect of dilutive securities:
Share-based compensation	—	471,000
Fairfax warrants	—	4,902,000
Diluted EPS:
Net earnings attributable to common shareholders	$368.0	219,872,000	$1.67

18.     Earnings per share (“EPS”) (continued):

	Year ended December 31, 2018
For the year ended December 31, 2018	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$278.8
Less preferred share dividends:
Series D	(14.6)
Series E	(11.2)
Series F	(8.3)
Series G	(16.0)
Series H	(17.8)
Series I	(3.4)
Basic EPS:
Net earnings attributable to common shareholders	$207.5	154,848,000	$1.34
Effect of dilutive securities:
Share-based compensation	—	91,000
Fairfax warrants	—	3,129,000
Diluted EPS(1):
Net earnings attributable to common shareholders	$207.5	158,068,000	$1.31

(1)	The convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.